Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, total	$ 426,792	$ 426,792	$ 578,029
Less: current maturities	17,972	17,972	137,905
Long-term debt noncurrent	408,820	$ 408,820	440,124
United States of America, Dollars | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest percentage spread		0.24%
Long-Term Bank Loans | United States of America, Dollars
Debt Instrument [Line Items]
Long-term Debt, total	$ 201,156	$ 201,156	568,550
Long-Term Bank Loans | NIS
Debt Instrument [Line Items]
Years of maturity	4 years	5 years
Long-term Debt, total	$ 224,472	$ 224,472	8,256
Long-Term Bank Loans | Other
Debt Instrument [Line Items]
Long-term Debt, total	$ 1,164	$ 1,164	$ 1,223
Long-Term Bank Loans | Maximum | United States of America, Dollars
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		2.40%
Long-Term Bank Loans | Maximum | NIS
Debt Instrument [Line Items]
Interest percentage spread		3.00%
Long-Term Bank Loans | Minimum | United States of America, Dollars
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.35%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread		1.50%